Financial risk management - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Financial Risk Management [Line Items]
Insurance coverage on risk, percentage	80.00%	80.00%
Liquidity ratio		2.33	2.29
Hedging assets	$ 25,039	$ 25,039	$ 33,794
Credit facility
Financial Risk Management [Line Items]
Undrawn borrowing facilities	1,116,000	$ 1,116,000
Secured Overnight Financing Rate (SOFR)
Financial Risk Management [Line Items]
Financial liabilities maturing in the next 12 months, percentage		6.80%
Liquidity risk
Financial Risk Management [Line Items]
Hedging assets	504,393	$ 504,393	512,236
CLP to US Dollar
Financial Risk Management [Line Items]
Derivative instruments designated as fair value hedges assets	50,600	50,600
Euro to US Dollar
Financial Risk Management [Line Items]
Derivative instruments designated as fair value hedges assets	24,440	24,440
South African Rand to US Dollar
Financial Risk Management [Line Items]
Derivative instruments designated as fair value hedges assets	21,720	21,720
Chinese Renminbi to US Dollar
Financial Risk Management [Line Items]
Derivative instruments designated as fair value hedges assets	535,320	535,320
Australian Dollar to US Dollar
Financial Risk Management [Line Items]
Derivative instruments designated as fair value hedges assets	64,400	64,400
Other countries currencies
Financial Risk Management [Line Items]
Derivative instruments designated as fair value hedges assets	7,380	$ 7,380
Chile
Financial Risk Management [Line Items]
Average foreign exchange rate, percentage		100
Derivatives
Financial Risk Management [Line Items]
Adjustments for unrealised foreign exchange losses (gains)	873,000
Financial assets, at fair value	2,520	$ 2,520	11,730
Derivatives | Cash Flow
Financial Risk Management [Line Items]
Derivative instruments designated as fair value hedges assets	$ 1,440	$ 1,440
Derivatives | Derivative instruments associated with nominative term deposits | Hedges of foreign exchange risks
Financial Risk Management [Line Items]
Percentage of foreign exchange risk associated with nominative term deposits	100.00%	100.00%
Derivative instruments designated as fair value hedges assets	$ 18,300	$ 18,300	$ 29,980